Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation.
Summary of share option activity

				Weighted
			Weighted-	Average
		Weighted-	Average	Remaining
		Average	grant-date	Contractual	Aggregate
	Number of	Exercise	Fair Value	Term	Intrinsic
Options Granted to Employees and Directors	Options	Price	per Option	(Years)	Value
		RMB	RMB		RMB
Outstanding, December 31, 2023	10,077,125	7.66	11.93	5.95	6,302
Granted	202,320	—	2.04	—	—
Forfeited	43,290	5.54	12.85	—	—
Expired	32,507	2.56	0.22	—	—
Exercised	1,409,280	0.58	6.70	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2024	8,794,368	8.65	12.58	5.39	12,923
Vested and expected to vest as of December 31, 2024	8,794,368	8.65	12.58	5.39	12,923
Vested as of December 31, 2024	8,179,427	9.67	13.57	5.25	10,744

Schedule of assumptions used to estimate the fair values of share options granted

	2022	2023	2024
Risk-free interest rate	1.87% - 3.75%	3.45%	3.88%
Dividend yield	0%	0%	0%
Expected volatility	55.99% - 56.79%	56.55%	57.25%
Weighted average expected volatility	56.15%	56.55%	57.25%
Expected exercise multiple	2.2 - 2.8	2.5	2.5 - 2.8

Summary of restricted share units

		Weighted-	Weighted
		Average	Average
		grant-date	Remaining
	Number of	Fair Value	Contractual	Aggregate
	Share	per Restricted	Term	Intrinsic
Restricted Share Units Granted to Employees and Directors	Units	Share Unit	(Years)	Value
		RMB		RMB
Outstanding, December 31, 2023	1,016,062	1.71	9.68	1,511
Granted	273,605	2.04	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Vested	1,016,013	1.76	—	—
Cancelled	—	—	—	—
Outstanding, December 31, 2024	273,654	1.84	9.66	1,042
Vested and expected to vest as of December 31, 2024	273,654	1.84	9.66	1,042

Schedule of total compensation costs recognized

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenue	2	3	2	—
Research and development	368	2,764	731	100
Sales and marketing	1,188	850	138	19
General and administrative	13,957	7,957	3,354	460
Total	15,515	11,574	4,225	579